Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal					$ 10,709	$ 4,581
State					2,931	1,265
Total current income tax expense					13,640	5,846
Deferred:
Federal					(1,943)	920
State					(400)	192
Total deferred income tax expense					(2,343)	1,112
Total income tax expense	$ 5,610	$ 2,038	$ 7,027	$ 8,948	$ 11,297	$ 6,958